Other Current Liabilities - Current liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Other current liabilities.
Loan note	€ 39,588
Due to related companies	9,069	€ 11,069
Payroll and employee benefits payables	29,154	23,504
Accrued expenses	20,932	21,222
Tax payables	17,259	17,809
Customer advances	3,393	4,140
Warrant liabilities	545	1,223
Financing fund		51,874
Other	7,040	8,179
Total other current liabilities	€ 126,980	€ 139,020